VIE and Other Finance Receivables, net of Allowance for Losses (Details) (Predecessor, VIE and Other Finance Receivables, net, USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
VIE and other finance receivables, net of allowance for losses
Finance receivables, gross	$ 140,888		$ 155,003			$ 158,581
Less: allowance for losses	(7,383)	(6,757)	(4,650)	(3,251)	(2,508)	(1,021)	(355)
Finance receivables, net	133,505		150,353	153,194		157,560
Structured settlements and annuities
VIE and other finance receivables, net of allowance for losses
Finance receivable before unearned income or deferred revenue	76,640		79,653			82,960
Less: unearned income or deferred revenue	(50,552)		(53,398)			(57,529)
Finance receivables, gross	26,088		26,255			25,431
Less: allowance for losses	(46)	(182)	(181)	(332)	(381)	(345)	(355)
Finance receivables, net	26,042		26,074	24,987		25,086
Lottery winnings
VIE and other finance receivables, net of allowance for losses
Finance receivable before unearned income or deferred revenue	89,232		97,204			118,430
Less: unearned income or deferred revenue	(29,500)		(33,768)			(44,306)
Finance receivables, gross	59,732		63,436			74,124
Less: allowance for losses			(6)		(1)	(1)
Finance receivables, net	59,732		63,430	65,764		74,123
Pre-settlement funding transactions
VIE and other finance receivables, net of allowance for losses
Finance receivable before unearned income or deferred revenue	55,460		62,775			52,752
Less: unearned income or deferred revenue	(2,872)		(4,296)			(4,502)
Finance receivables, gross	52,588		58,479			48,250
Less: allowance for losses	(7,054)	(6,282)	(4,194)	(2,562)	(1,644)	(670)
Finance receivables, net			54,285			47,580
Life insurance premium financing
VIE and other finance receivables, net of allowance for losses
Finance receivable before unearned income or deferred revenue			3,807			5,126
Less: unearned income or deferred revenue			(43)			(90)
Finance receivables, gross			3,764			5,036
Finance receivables, net			3,764	4,800		5,036
Attorney cost financing
VIE and other finance receivables, net of allowance for losses
Finance receivable before unearned income or deferred revenue	2,480		3,072			5,757
Less: unearned income or deferred revenue			(3)			(17)
Finance receivables, gross	2,480		3,069			5,740
Less: allowance for losses	(283)	(293)	(269)	(357)	(482)	(5)
Finance receivables, net	$ 2,197		$ 2,800	$ 3,458		$ 5,735